Bank Borrowings - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Standard Chartered bank (Hong Kong) Limited USD ($)	Dec. 31, 2012 Standard Chartered bank (Hong Kong) Limited CNY	Dec. 31, 2012 KDB Asia Limited USD ($)	Dec. 31, 2012 KDB Asia Limited CNY
Debt Instrument [Line Items]
Bank borrowings, average interest rate	4.204%	4.204%	4.925%
Bank borrowings, term				1 month	1 year
Long-term bank borrowings, average interest rate	4.245%	4.245%	4.503%
Loans outstanding						$ 67,645,784	421,440,000	$ 100,889,231	628,550,000	$ 181,600,616	1,131,390,000
Long-term borrowing, financing arrangement						22,920,659	142,798,000	100,889,231	628,550,000	18,160,061,636	1,131,390,000
Unused loan facility	$ 191,284,570	1,191,722,000	1,672,853,000